INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Latam Airlines Perú S.A.[Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Total Assets		$ 661,721	$ 519,363	$ 419,325
Current Assets		629,910	481,592	379,490
Non-current Assets		31,811	37,771	39,835
Total liabilities		486,098	510,672	409,221
Current Liabilities		484,450	508,541	406,159
Non-current Liabilities		1,648	2,131	3,062
Revenue		372,255	1,186,668	871,860
NET INCOME (LOSS) FOR THE PERIOD		(96,066)	(1,739)	2,732
Lan Cargo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Total Assets		749,789	634,852	513,367
Current Assets		472,869	334,725	243,499
Non-current Assets		276,920	300,127	269,868
Total liabilities		567,128	462,666	336,715
Current Liabilities		516,985	398,872	292,399
Non-current Liabilities		50,143	63,794	44,316
Revenue		207,854	274,774	190,997
NET INCOME (LOSS) FOR THE PERIOD		10,936	(4,157)	(34,322)
Lan Argentina S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Total Assets		176,790	262,049	243,230
Current Assets		171,613	255,641	235,919
Non-current Assets		5,177	6,408	7,311
Total liabilities		148,824	89,070	239,234
Current Liabilities		146,555	86,912	236,786
Non-current Liabilities		2,269	2,158	2,448
Revenue		49,101	218,989	154,878
NET INCOME (LOSS) FOR THE PERIOD		(220,667)	(133,408)	(132,538)
Transporte Aereo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Total Assets		546,216	359,335	331,496
Current Assets		264,690	101,128	72,597
Non-current Assets		281,526	258,207	258,899
Total liabilities		347,714	142,423	129,233
Current Liabilities		278,319	46,383	28,277
Non-current Liabilities		69,395	96,040	100,956
Revenue		142,096	315,105	231,221
NET INCOME (LOSS) FOR THE PERIOD		(39,032)	14,610	(17,609)
Latam-Airlines Ecuador S.A.[Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Total Assets		108,086	99,019	108,735
Current Assets		104,534	95,187	96,564
Non-current Assets		3,552	3,832	12,171
Total liabilities		99,538	97,198	98,238
Current Liabilities		87,437	86,810	89,921
Non-current Liabilities		12,101	10,388	8,317
Revenue		51,205	229,797	174,821
NET INCOME (LOSS) FOR THE PERIOD		(22,655)	(3,411)	4,354
Aerovias de Integracion Regional, AIRES S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Total Assets		76,770	187,001	116,352
Current Assets		73,446	135,344	55,865
Non-current Assets		3,324	51,657	60,487
Total liabilities		77,471	78,990	77,984
Current Liabilities		68,433	70,643	69,150
Non-current Liabilities		9,038	8,347	8,834
Revenue		90,668	291,235	215,366
NET INCOME (LOSS) FOR THE PERIOD		(89,707)	(3,099)	(6,396)
TAM S.A [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial statements of subsidiaries [Line Items]
Total Assets	[1]	3,110,055	5,036,864	4,420,546
Current Assets	[1]	1,492,792	2,580,665	2,007,830
Non-current Assets	[1]	1,617,263	2,456,199	2,412,716
Total liabilities	[1]	3,004,935	3,497,559	3,256,017
Current Liabilities	[1]	2,206,089	2,556,280	1,832,796
Non-current Liabilities	[1]	798,846	941,279	1,423,221
Revenue	[1]	1,808,314	5,013,293	3,434,453
NET INCOME (LOSS) FOR THE PERIOD	[1]	$ (1,025,618)	$ 185,720	$ 358,616

[1]	Corresponds to consolidated information of TAM S.A. and subsidiaries